SUMMARY OF ESTIMATE FAIR VALUE OF DERIVATIVE LIABILITIES (Details)	12 Months Ended
	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Dividend yield	4.64	0.17
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Dividend yield	5.40	4.0
Measurement Input, Share Price [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Dividend yield	0.03	0.05
Measurement Input, Share Price [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Dividend yield	0.05	0.23
Measurement Input, Expected Term [Member]
Property, Plant and Equipment [Line Items]
Life of instrument in years	3 days
Measurement Input, Expected Term [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Life of instrument in years		3 days
Measurement Input, Expected Term [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Life of instrument in years		3 months 29 days
Measurement Input, Price Volatility [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Dividend yield	142.45	99.80
Measurement Input, Price Volatility [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Dividend yield	236.86	116.51
Measurement Input, Expected Dividend Rate [Member]
Property, Plant and Equipment [Line Items]
Dividend yield	0	0